Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2018
Registrant Name	DREYFUS PREMIER GNMA FUND, INC
Central Index Key	0000762156
Amendment Flag	false
Document Creation Date	Aug. 27, 2018
Document Effective Date	Aug. 31, 2018
Prospectus Date	Aug. 31, 2018
DREYFUS U.S. MORTGAGE FUND | Class Z
Prospectus:
Trading Symbol	DRGMX
DREYFUS U.S. MORTGAGE FUND | Class A
Prospectus:
Trading Symbol	GPGAX
DREYFUS U.S. MORTGAGE FUND | Class C
Prospectus:
Trading Symbol	GPNCX
DREYFUS U.S. MORTGAGE FUND | Class Y
Prospectus:
Trading Symbol	GPNYX
DREYFUS U.S. MORTGAGE FUND | Class I
Prospectus:
Trading Symbol	GPNIX